Convertible Notes and Note Payable (Details) - Schedule of fair value remeasurement - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of fair value remeasurement [Abstract]
Remeasurement of conversion feature – gain/(loss)	$ 592	$ 1,150	$ (1,108)	$ 80